Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Central Index Key	0001737450
Entity Registrant Name	Opera Ltd
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38588
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Vitaminveien 4
Entity Address, Postal Zip Code	0485
Entity Address, City or Town	Oslo
Entity Address, Country	NO
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, par value $0.0001 per share
Trading Symbol	OPRA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	175,036,568
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	KPMG AS
Auditor Location	Oslo, Norway
Auditor Firm ID	1363
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	c/o Aaron McParlan, General Counsel
Entity Address, Postal Zip Code	0485
Entity Address, City or Town	Oslo
Entity Address, Country	NO
Contact Personnel Name	James Yahui Zhou
City Area Code	47
Local Phone Number	2369-2400